Derivative Instruments and Hedging Activities (Schedule of Income and Losses Recognized on Derivative Instruments) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Income (Loss) Recognized in OCI on Derivative	$ (2,955)	$ 4,446	$ 3,208	$ 1,484	$ 744
Amount of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income	656	(129)	818	(1,386)	(96)
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Income (Loss) Recognized in OCI on Derivative	(2,955)	4,446	3,208	1,484	744
Interest Rate Swaps [Member] | Interest and Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income	$ 656	$ (129)	$ 818	$ (1,386)	$ (96)